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[redacted]

10012590

CENTINAS

001-34768

P. William Slattery
Vice President
Listing Qualifications

Via Electronic Mail

June 10, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 10, 2010 The Nasdaq Stock Market (the "Exchange") received from Sterling Bancshares, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants (expiring December 12, 2018)

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery